United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/22

Date of Reporting Period: Six months ended 04/30/22

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
April 30, 2022

Emerging Markets Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2022, the Fund’s issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	13.7%
Mexico	9.5%
Turkey	8.1%
Colombia	7.0%
Argentina	6.1%
China	4.9%
South Africa	4.4%
Behrain	3.8%
Dominican Republic	3.6%
India	3.1%
Oman	3.0%
Nigeria	2.8%
Chile	2.4%
Egypt	2.3%
Peru	2.2%
Ecuador	2.1%
Indonesia	2.1%
Ghana	1.9%
Angola	1.8%
Ukraine	1.1%
Ivory Coast	1.1%
Other[2]	11.0%
Derivatives[3]	(0.3)%
Cash Equivalents[4]	0.3%
Other Assets and Liabilities—Net[5]	2.0%
TOTAL	100%

1
This table depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund’s Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer’s head office, the jurisdiction of the Issuer’s incorporation, the location of the principal trading market for the Issuer’s securities or the country from which a majority of the Issuer’s revenue is derived.

2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund’s total net assets have been aggregated under the designation “Other.”
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund’s foreign cash position.

5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2022 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—57.0%
		Airport—0.2%
$ 373,334		Aeropuertos Argentina 2000 S.A., 144A, 6.875%, 2/1/2027	$ 333,481
466,000		Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	435,885
403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	322,194
1,500,000		Mexico City Airport Trust, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2047	1,199,100
		TOTAL	2,290,660
		Banking—2.3%
1,500,000		Banco De Bogota S.A., Sub. Note, 144A, 5.375%, 2/19/2023	1,509,488
3,400,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	3,376,251
600,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 9.000%, 12/18/2070	612,732
3,500,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	3,237,710
500,000		Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	507,940
2,520,000		Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	2,560,018
2,630,000		Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,717,691
1,600,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	1,653,348
1,500,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	1,312,500
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	495,013
500,000	[2,3]	Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	50,000
1,000,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	996,771
1,200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,218,050
		TOTAL	20,247,512
		Chemicals & Plastics—0.2%
1,100,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	1,101,397
400,000		GC Treasury Center Co., Ltd., Sr. Unsecd. Note, 144A, 4.400%, 3/30/2032	381,569
		TOTAL	1,482,966
		Corporate—0.1%
1,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	993,068
		Finance—0.6%
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,500,163
700,000		Fondo Mivivienda SA, Sr. Unsecd. Note, 144A, 4.625%, 4/12/2027	691,250
2,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	2,271,907
		TOTAL	5,463,320
		Financial Intermediaries—0.1%
600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	551,250
		Insurance—0.1%
1,000,000	[1]	KDB Life Insurance Co. Ltd., Sub., 7.500%, 5/21/2023	982,500
		Oil & Gas—10.7%
6,500,000		Ecopetrol SA, Sr. Unsecd. Note, 4.125%, 1/16/2025	6,297,135
2,000,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	1,970,520
1,100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 11/2/2051	839,454
2,950,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	2,918,155
1,800,000	[1,2,3]	GAZPROM PJSC (GAZ FN), Sub., 144A, 4.598%, 10/26/2025	261,000
5,800,000		Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	6,082,280
837,000		Oil & Gas Holdings, Sr. Unsecd. Note, REGS, 7.625%, 11/7/2024	877,736
2,500,000		Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	2,031,900
550,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 8.625%, 12/1/2023	575,679
3,250,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.500%, 6/10/2051	2,671,289
3,400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	3,341,350
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 6,950,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	$ 6,133,375
2,050,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	1,935,333
1,805,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	1,854,899
900,000	Petroleos del Peru SA, Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	655,510
5,000,000	Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	4,565,850
6,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	5,058,210
4,150,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	2,981,713
8,331,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	7,194,943
4,800,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	3,478,416
10,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	7,633,237
2,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	1,566,870
8,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	7,559,815
2,720,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	1,912,881
2,360,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	2,175,377
61,708	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	61,805
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	203,839
400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	396,558
1,500,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,360,832
1,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,088,717
1,000,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 4/12/2047	918,019
227,000	YPF Energia Electrica Sa, Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	212,665
8,866,300	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 1.500%, 9/30/2033	5,377,411
750,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 2.500%, 6/30/2029	545,696
900,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 2.500%, 6/30/2029	654,835
2,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	1,252,250
600,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	489,831
	TOTAL	95,135,385
	Real Estate—0.5%
3,000,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	2,912,404
1,800,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	1,808,217
	TOTAL	4,720,621
	Sovereign—37.5%
3,000,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	2,802,660
800,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	756,600
6,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	5,756,400
1,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	881,430
2,400,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	2,161,440
3,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	3,186,840
20,085,876	Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	6,307,166
34,592,671	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2035	9,871,019
13,900,000	Argentina, Government of, Sr. Unsecd. Note, 2.000%, 1/9/2038	4,990,795
14,900,000	Argentina, Government of, Sr. Unsecd. Note, 2.500%, 7/9/2041	4,981,815
11,200,000	Argentina, Government of, Sr. Unsecd. Note, 2.500%, 7/9/2041	3,623,312
9,550,000	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	2,768,067
12,398,291	Argentina, Government of, Unsecd. Note, 0.500%, 7/9/2030	3,459,247
7,000,000	Argentina, Government of, Unsecd. Note, 2.000%, 1/9/2038	2,286,900
2,000,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	575,020
1,400,000	Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	1,221,514
1,400,000	Bahamas, Government of, Sr. Unsecd. Note, 144A, 8.950%, 10/15/2032	1,076,964
600,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	460,993
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,000,000		Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	$ 1,049,500
1,000,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 3/20/2025	1,016,280
3,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	3,846,900
1,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,916,460
2,500,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	2,623,750
EUR 1,300,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,094,948
$ 2,350,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	2,008,709
2,600,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	2,243,800
6,800,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	5,133,592
4,600,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	3,513,802
6,300,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	5,721,345
1,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	905,460
4,600,000		Costa Rica, Government of, REGS, 4.250%, 1/26/2023	4,621,618
800,000		Costa Rica, Government of, REGS, 4.375%, 4/30/2025	801,000
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	860,693
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,225,545
700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	551,958
4,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	3,031,552
5,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	5,409,279
1,300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	1,179,272
6,600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	5,936,991
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	419,914
2,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	1,894,720
300,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	300,515
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	493,492
6,250,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	5,374,444
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	483,328
500,000		Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	488,520
2,350,000		Ecuador, Government of, Sr. Secd. Note, 144A, 5.000%, 7/31/2030	1,904,220
4,678,450	[4]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	2,538,813
9,762,500		Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2040	5,301,231
5,539,550		Ecuador, Government of, Sr. Unsecd. Note, 144A, 1.000%, 7/31/2035	3,463,797
950,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	515,528
3,350,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.500%, 7/31/2040	1,819,117
5,025,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	3,142,057
EGP 40,200,000	[4]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 9/6/2022	2,084,365
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,189,351
$ 800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	615,768
2,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	1,496,800
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.500%, 2/16/2061	800,165
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	2,377,200
4,300,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	3,346,484
1,300,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	949,000
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	882,000
500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	450,722
EUR 800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	634,320
$ 3,800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	3,156,462
EGP 40,900,000		Egypt, Government of, Unsecd. Note, Series 5YR, 14.369%, 10/20/2025	2,184,202
$ 3,850,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	1,405,288
1,640,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	671,726
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,231,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	$ 852,359
1,090,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.750%, 1/24/2023	847,376
1,300,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	1,177,345
2,500,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	2,482,000
1,300,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 7.875%, 2/11/2035	763,750
2,200,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	1,296,548
5,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	3,514,056
2,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	1,257,780
1,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	839,664
1,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	611,700
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	287,350
1,500,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,477,500
250,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 5.625%, 6/24/2030	196,625
600,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	582,584
3,500,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	3,497,200
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	694,843
$ 1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	917,800
4,270,143		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	4,061,589
3,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	2,753,400
1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	991,360
1,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,155,388
500,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	435,270
2,100,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	1,580,250
2,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	2,216,875
2,700,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	2,363,850
1,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	765,000
3,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	3,170,794
4,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	3,780,571
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	2,700,000
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	2,080,080
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,642,328
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.500%, 9/20/2047	1,858,060
1,700,000	[2,3]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	201,212
1,000,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	117,500
1,500,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	1,402,649
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	864,263
2,600,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	2,080,000
2,100,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.250%, 9/28/2051	1,585,500
1,800,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	1,676,988
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	1,772,500
2,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,878,250
800,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/21/2025	797,240
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	1,502,840
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	837,400
2,500,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	2,093,750
1,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,014,730
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	2,002,800
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	2,021,752
3,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	3,052,740
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	2,947,416
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/1/2025	$ 2,007,980
1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	1,003,870
5,100,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	5,107,140
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	2,807,520
3,200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	2,611,558
300,000		Pakistan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 4/8/2031	229,962
1,000,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 5.625%, 12/5/2022	965,000
4,400,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	3,729,176
500,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	379,500
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	797,625
EUR 500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	407,475
$ 1,500,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	1,193,250
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,655,676
2,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,891,250
1,600,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,521,280
500,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	428,750
1,500,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/3/2025	676,875
2,300,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	969,657
500,000		Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	339,985
4,400,000		Turkey, Government of, 3.250%, 3/23/2023	4,344,824
1,500,000		Turkey, Government of, 5.125%, 2/17/2028	1,280,250
2,700,000		Turkey, Government of, 5.750%, 3/22/2024	2,645,406
1,000,000		Turkey, Government of, 6.000%, 1/14/2041	755,400
2,000,000		Turkey, Government of, 6.750%, 5/30/2040	1,655,300
2,000,000		Turkey, Government of, 6.875%, 3/17/2036	1,717,400
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	2,299,700
500,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	441,367
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	3,604,240
6,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	5,287,056
4,700,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,183,084
3,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	3,106,500
6,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	5,749,308
3,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	2,281,024
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	1,254,750
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,274,135
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	2,675,316
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	3,912,320
3,100,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	2,968,250
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	1,431,141
2,500,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	1,982,580
3,000,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2029	930,000
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.253%, 3/15/2033	315,000
500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2022	274,500
900,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	362,812
3,200,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	1,083,328
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	330,000
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2024	714,680
1,505,000		Ukraine, Government of, Unsecd. Note, 144A, 1.258%, 5/31/2040	432,206
2,000,000		Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2026	663,496
4,653,000	[2,3]	Venezuela, Government of, 7.000%, 3/31/2038	374,567
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 6,920,000	[2,3]	Venezuela, Government of, 8.250%, 10/13/2024	$ 557,060
2,000,000	[2,3]	Venezuela, Government of, 9.250%, 5/7/2028	161,000
		TOTAL	334,716,539
		State/Provincial—0.8%
468,000		Brazil Minas SPE, 144A, 5.333%, 2/15/2028	472,586
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	985,127
4,300,000		Istanbul Metropolitan Municipality, Sr. Unsecd. Note, 144A, 6.375%, 12/9/2025	3,882,771
1,113,200		Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 3.900%, 9/1/2037	459,206
1,400,000	[2,3]	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 3.900%, 9/1/2037	577,514
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2027	501,548
253,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 5.000%, 6/1/2027	179,124
186,484	[2,3]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 5.000%, 8/8/2028	128,676
		TOTAL	7,186,552
		Telecommunications & Cellular—0.6%
350,000		Empresa Nacional de Telecomunicaciones S.A., Sr. Unsecd. Note, 144A, 3.050%, 9/14/2032	294,940
1,900,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	1,877,846
1,800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,873,325
1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	1,040,736
		TOTAL	5,086,847
		Transportation—0.3%
1,000,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	1,016,765
584,301		Lima Metro Line 2 Finance Ltd., REGS, 5.875%, 7/5/2034	598,506
387,202		Sparc Em Spc Panama Metr, Sec. Fac. Bond, REGS, 0.001%, 12/5/2022	379,111
2,900,000		State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2028	917,125
		TOTAL	2,911,507
		Utilities—3.0%
500,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 3.625%, 2/4/2025	483,180
1,450,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 4.625%, 2/4/2030	1,319,732
1,300,000		Comision Federal de Electricidad, Sr. Unsecd. Note, 144A, 6.264%, 2/15/2052	1,137,383
1,200,000		Eig Pearl Holdings Sarl, Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	1,019,646
2,000,000		Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	1,679,410
4,000,000		Eskom Holdings Soc Ltd., REGS, 6.750%, 8/6/2023	3,905,848
3,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	3,662,312
1,600,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,543,832
6,500,000		Eskom Holdings Soc Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	6,227,975
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	700,383
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	897,750
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	374,954
450,000		NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2026	157,500
1,000,000		NTPC Ltd., Sr. Unsecd. Note, Series EMTN, 4.500%, 3/19/2028	973,538
900,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	915,079
2,100,000		Sweihan Pv Power Co., Sec. Fac. Bond, 144A, 3.625%, 1/31/2049	1,839,762
		TOTAL	26,838,284
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $569,878,087)	508,607,011
		CORPORATE BONDS—41.0%
		Aerospace & Defense—0.6%
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 2/1/2027	1,929,930
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 144A, 6.950%, 1/17/2028	2,016,000
163,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	166,339
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Aerospace & Defense—continued
$ 1,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	$ 1,503,975
		TOTAL	5,616,244
		Air Transportation—0.6%
500,000		Azul Investments LLP, Sr. Unsecd. Note, REGS, 5.875%, 10/26/2024	445,118
2,750,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	2,732,084
500,000		Gol Finance, 144A, 8.000%, 6/30/2026	436,950
1,040,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	890,557
850,000		Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	727,859
		TOTAL	5,232,568
		Airport—0.1%
800,000		Aeropuerto Internacional de Tocumen SA, Sec. Fac. Bond, 144A, 5.125%, 8/11/2061	688,748
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	481,375
		TOTAL	1,170,123
		Automotive—0.5%
1,850,000		Hyundai Capital America, Sr. Unsecd. Note, REGS, 2.100%, 9/15/2028	1,590,627
1,250,000		Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, Sr. Unsecd. Note, 144A, 5.000%, 5/7/2028	1,097,612
1,550,000		Metalsa Sa De Cv, Sr. Unsecd. Note, 144A, 3.750%, 5/4/2031	1,296,986
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	245,262
		TOTAL	4,230,487
		Banking—5.3%
2,800,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	2,562,000
1,500,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	1,445,126
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/25/2023	2,034,700
2,300,000	[2,3]	Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	230,000
600,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 2.750%, 1/11/2026	547,479
2,850,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2025	2,810,869
1,500,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	1,528,440
1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	911,875
1,400,000		Banco Continental, Sr. Unsecd. Note, REGS, 2.750%, 12/10/2025	1,276,625
1,000,000	[1]	Banco Davivienda S A, Jr. Sub. Note, 144A, 6.650%, 4/22/2031	888,980
500,000		Banco Davivienda S A, REGS, 5.875%, 7/9/2022	501,250
2,535,000		Banco Daycoval SA, Sr. Unsecd. Note, Series EMTN, 4.250%, 12/13/2024	2,503,452
1,000,000		Banco do Estado do Rio Grande do Sul SA, 144A, 5.375%, 1/28/2031	948,990
200,000	[1]	Banco General SA, Jr. Sub. Note, 144A, 5.250%, 5/7/2037	193,586
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	476,098
2,500,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	2,401,062
1,900,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	1,703,350
500,000	[1]	Banco Votorantim, Jr. Sub. Note, REGS, 8.250%, 12/7/2022	503,913
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	735,056
3,300,000		Bancolombia S.A., Sr. Unsecd. Note, 3.000%, 1/29/2025	3,104,425
3,200,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	3,116,080
800,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Deb., 144A, 3.733%, 9/25/2034	730,020
750,000		Banistmo S.A., Sr. Unsecd. Note, 144A, 4.250%, 7/31/2027	713,546
3,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	3,077,556
700,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	668,031
2,732,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	2,756,738
1,000,000		Itau Unibanco Holding SA, Sub., 144A, 3.875%, 4/15/2031	899,700
1,500,000		Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	1,507,552
3,000,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	2,546,691
300,000	[1]	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 8/13/2023	306,450
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 500,000		Shriram Transport Finance Co. Ltd., REGS, 5.950%, 10/24/2022	$ 499,233
3,000,000		Shriram Transport Finance Co. Ltd., Sec. Fac. Bond, 144A, 5.100%, 7/16/2023	2,957,415
1,800,000	[1,2,3,5]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	126,000
		TOTAL	47,212,288
		Brewing—0.1%
1,000,000		Cia Cervecerias Unidas S.A., Sr. Unsecd. Note, 144A, 3.350%, 1/19/2032	889,025
		Broadcast Radio & TV—0.1%
750,000		Globo Communicacoes Part, Sr. Unsecd. Note, 144A, 5.500%, 1/14/2032	651,854
		Brokerage—0.1%
800,000		XP, Inc., Sr. Unsecd. Note, 144A, 3.250%, 7/1/2026	735,532
		Building & Development—0.2%
1,000,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	900,290
966,667		Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	649,170
		TOTAL	1,549,460
		Building Materials—1.3%
3,000,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 5.200%, 9/17/2030	2,831,670
6,400,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	6,744,864
1,300,000		Cemex SAB de CV, Sr. Secd. Note, 144A, 3.875%, 7/11/2031	1,104,610
500,000	[1]	Cemex SAB de CV, Sub., 144A, 5.125%, 6/8/2026	457,500
		TOTAL	11,138,644
		Cable & Wireless Television—0.1%
1,000,000		Vtr Finance Bv, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2028	914,265
		Chemicals & Plastics—4.2%
700,000		Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 4.250%, 9/18/2029	649,159
800,000		Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 3.250%, 2/25/2031	679,200
4,200,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, 144A, 6.990%, 2/20/2032	3,776,577
500,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	469,028
2,000,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	1,805,340
4,900,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	4,620,210
1,500,000		Braskem Netherlands Finance BV, Sub., REGS, 8.500%, 1/23/2081	1,557,225
1,300,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	1,009,593
1,500,000		Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, REGS, 5.875%, 1/26/2023	1,501,265
500,000	[1]	San Miguel Corp., Sr. Unsecd. Note, Series EMTN, 5.500%, 7/29/2025	497,100
5,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	4,961,192
4,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	4,487,107
4,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	4,474,643
1,400,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	1,452,353
5,600,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	5,809,412
		TOTAL	37,749,404
		Conglomerates—0.2%
2,100,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	2,053,960
		Consumer Products—0.4%
500,000		ATENTO LUXCO 1 SA, Sec. Fac. Bond, 144A, 8.000%, 2/10/2026	494,094
1,500,000		Bidvest Group UK PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/23/2026	1,381,912
1,300,000		Frigorifico Concepcion, REGS, 7.700%, 7/21/2028	1,134,991
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	457,986
		TOTAL	3,468,983
		Equipment Lease—0.2%
2,150,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 5.250%, 2/8/2031	1,786,919
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Fannie Mae—0.0%
$ 300,000		Ssms Plantation Holdings, Sr. Unsecd. Note, 7.750%, 1/23/2023	$ 183,000
		Finance—1.5%
850,000		Banco GNB Sudameris SA, Sub. Note, REGS, 7.500%, 4/16/2031	777,737
1,550,000		Cibanco Sa Ins De Banca, Sr. Unsecd. Note, 144A, 4.375%, 7/22/2031	1,252,663
500,000		Gilex Holding S.a.r.l., Sr. Note, REGS, 8.500%, 5/2/2023	495,353
3,400,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	3,410,319
2,200,000		Grupo Aval Ltd., Sr. Unsecd. Note, REGS, 4.375%, 2/4/2030	1,866,645
2,500,000		Gruposura Finance, Sr. Unsecd. Note, 144A, 5.500%, 4/29/2026	2,478,100
500,000		Inversiones Atlantida SA, Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	490,673
1,800,000		Inversiones La Construccion SA, Sr. Unsecd. Note, 144A, 4.750%, 2/7/2032	1,587,501
400,000		Manappuram Finance Ltd., Sec. Fac. Bond, Series EMTN, 5.900%, 1/13/2023	400,900
800,000		Muthoot Finance Ltd., Term Loan - 1st Lien, REGS, 4.400%, 9/2/2023	794,800
		TOTAL	13,554,691
		Finance - Retail—0.0%
300,000		Ct Trust, Sec. Fac. Bond, 144A, 5.125%, 2/3/2032	279,941
		Financial Intermediaries—0.6%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,660,448
1,150,000		B3 SA - Brasil Bolsa Balcao, Sr. Unsecd. Note, 144A, 4.125%, 9/20/2031	1,001,075
1,550,000		Cimpor Financial Operations, 144A, 5.750%, 7/17/2024	1,331,496
1,000,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	836,910
700,000		Mx Remit Fund Fiduc Est, Sr. Note, REGS, 4.875%, 1/15/2028	585,837
		TOTAL	5,415,766
		Food Products—2.3%
675,000		Agrosuper S.A., Sr. Unsecd. Note, 144A, 4.600%, 1/20/2032	609,187
850,000		Arcos Dorados BV, Sr. Unsecd. Note, 144A, 6.125%, 5/27/2029	834,755
2,300,000		Cosan Luxembourg SA, Sr. Unsecd. Note, REGS, 7.000%, 1/20/2027	2,366,102
1,000,000	[1]	Grupo Bimbo S.A.B. de CV, REGS, 5.950%, 4/17/2023	1,006,135
8,000,000		JBS Finance Luxemboug S.a.r.l., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2032	6,840,000
1,000,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/2/2029	891,340
2,000,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 4.375%, 2/2/2052	1,626,416
1,000,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.125%, 7/9/2030	962,100
2,400,000		MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	1,302,000
1,500,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 4.375%, 3/18/2031	1,246,845
2,000,000		Minerva Luxembourg SA, Sr. Unsecd. Note, REGS, 4.375%, 3/18/2031	1,662,460
1,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	1,032,255
		TOTAL	20,379,595
		Food Services—0.8%
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, 144A, 7.750%, 12/14/2026	1,005,320
4,800,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	3,995,952
959,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.250%, 9/19/2029	503,475
4,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	1,980,000
		TOTAL	7,484,747
		Health Care—0.2%
2,050,000		Auna SAA, Sr. Unsecd. Note, 144A, 6.500%, 11/20/2025	1,948,382
		Hotels, Motels, Inns & Casinos—0.1%
588,828		Grupo Posadas SA de C.V., REGS, 4.000%, 12/30/2027	453,244
		Industrial Products & Equipment—0.2%
1,300,000		San Miguel Industrias, Sr. Unsecd. Note, 144A, 3.500%, 8/2/2028	1,129,609
1,200,000		San Miguel Industrias, Sr. Unsecd. Note, REGS, 3.500%, 8/2/2028	1,044,228
		TOTAL	2,173,837
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Insurance—0.0%
$ 400,000	[1]	Kyobo Life Insurance Co Ltd, Sub., REGS, 3.950%, 7/24/2022	$ 400,854
		Local Authority—0.2%
2,000,000		Cemig Geracao E Transmissao SA, Sr. Unsecd. Note, REGS, 9.250%, 12/5/2024	2,151,480
		Metals & Mining—3.1%
1,000,000		Abja Investment Co., 5.950%, 7/31/2024	1,031,250
1,950,000		Cap S.A., 144A, 3.900%, 4/27/2031	1,657,968
3,000,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	2,986,185
400,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	398,158
1,600,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 4.625%, 6/10/2031	1,350,280
1,200,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 5.875%, 4/8/2032	1,071,000
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	183,908
81,185		Eterna Capital Pte Ltd., Term Loan - 1st Lien, Series A, 7.500%, 12/11/2022	76,314
600,000		Freeport Indonesia PT, Sr. Unsecd. Note, 144A, 4.763%, 4/14/2027	599,202
300,000		Freeport Indonesia PT, Sr. Unsecd. Note, 144A, 5.315%, 4/14/2032	291,750
500,000		Freeport Indonesia PT, Sr. Unsecd. Note, 144A, 6.200%, 4/14/2052	480,330
500,000		Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	503,125
1,500,000		Indika Energy Capital IV Pte. Ltd., REGS, 8.250%, 10/22/2025	1,509,375
400,000		JSW Steel Ltd., Sr. Unsecd. Note, 144A, 5.050%, 4/5/2032	343,173
2,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,513,480
700,000		Nexa Resources SA, Sr. Unsecd. Note, 144A, 6.500%, 1/18/2028	701,340
1,000,000		PT Adaro Indonesia, Sr. Unsecd. Note, REGS, 4.250%, 10/31/2024	987,955
500,000		Samarco Mineracao SA, REGS, 4.125%, 11/1/2022	343,913
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 8.950%, 3/11/2025	475,915
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 13.875%, 1/21/2024	519,728
2,700,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	2,266,609
3,800,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.375%, 7/30/2022	3,797,739
600,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 7.125%, 5/31/2023	568,411
300,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	249,447
800,000		VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	769,008
1,800,000		Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	1,613,295
		TOTAL	27,288,858
		Oil & Gas—5.1%
1,500,000		AI Candelaria Spain SLU, Sec. Fac. Bond, 144A, 5.750%, 6/15/2033	1,251,405
2,800,000		Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	2,542,652
1,500,000		Frontera Energy Corp., Sr. Unsecd. Note, 144A, 7.875%, 6/21/2028	1,361,377
500,000		Frontera Energy Corp., Sr. Unsecd. Note, REGS, 7.875%, 6/21/2028	453,793
1,300,000		Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	1,173,399
1,000,000		Geopark Ltd., Sr. Unsecd. Note, REGS, 5.500%, 1/17/2027	902,615
293,000		Geopark Ltd., Sr. Unsecd. Note, REGS, 6.500%, 9/21/2024	298,016
1,900,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	1,750,783
2,200,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 7.750%, 5/23/2027	2,028,180
1,919,080		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	1,693,982
3,353,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, REGS, 6.375%, 6/1/2028	3,227,262
2,000,000		Indika Energy Capital III Pte Ltd., REGS, 5.875%, 11/9/2024	1,973,560
400,000		Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	401,096
1,600,000		Leviathan Bond Ltd., Sr. Note, 6.500%, 6/30/2027	1,582,000
1,350,000		MC Brazil Downstream Trading SARL, Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,176,795
400,000		MC Brazil Downstream Trading SARL, Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	348,680
600,000		Medco Bell Pte Ltd., REGS, 6.375%, 1/30/2027	562,125
3,230,000		Medco Bell Pte Ltd., Term Loan - 1st Lien, 144A, 6.375%, 1/30/2027	3,026,106
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$ 1,400,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	$ 1,311,854
750,000		Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	742,954
3,612,280		Mv24 Captial Bv, Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	3,429,950
628,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	564,836
400,000		Pampa Energia SA, Sr. Unsecd. Note, REGS, 7.375%, 7/21/2023	400,530
500,000		Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	430,655
1,200,000		Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, 144A, 3.750%, 10/16/2029	1,051,320
300,000		Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, REGS, 3.750%, 10/16/2029	262,830
500,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	479,700
557,000		Saka Energi Indonesia PT, Sr. Unsecd. Note, 144A, 4.450%, 5/5/2024	532,481
1,000,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	953,570
800,000		Sierracol Energy Andina, Llc, Sr. Unsecd. Note, 144A, 6.000%, 6/15/2028	706,380
600,000		Sierracol Energy Andina, Llc, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	529,785
600,000		Tecpetrol S.A., Sr. Unsecd. Note, 144A, 4.875%, 12/12/2022	602,571
800,000		Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, REGS, 2.500%, 6/18/2030	657,604
500,000		Transport de Gas Del Sur, Sr. Unsecd. Note, REGS, 6.750%, 5/2/2025	470,850
600,000		Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	596,466
3,000,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	2,451,075
2,000,000		Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	1,907,800
215,000		Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	218,235
458,000		Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 6/6/2029	445,710
700,000		Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	682,500
		TOTAL	45,183,482
		Other—0.1%
834,081		TransJamaican Highway Ltd., Sec. Fac. Bond, REGS, 5.750%, 10/10/2036	786,751
		Pharmaceuticals—0.4%
800,000		Natura Cosmeticos S.A., Sr. Unsecd. Note, 144A, 4.125%, 5/3/2028	718,416
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,288,597
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.750%, 5/9/2027	1,374,375
		TOTAL	3,381,388
		Rail Industry—0.1%
431,964		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	454,405
344,000		Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	393,850
		TOTAL	848,255
		Real Estate—2.2%
2,000,000	[2,3]	China Evergrande Group, Sec. Fac. Bond, 7.500%, 6/28/2023	240,000
2,000,000	[2,3]	China Evergrande Group, Sec. Fac. Bond, 8.250%, 6/28/2023	250,000
1,000,000	[2,3]	China Evergrande Group, Sec. Fac. Bond, 9.500%, 3/29/2024	120,000
2,800,000		Country Garden Holdings Co., 4.750%, 1/17/2023	2,604,000
2,700,000		Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	2,757,375
2,000,000		Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	1,975,360
1,000,000		KWG Group Holdings Ltd., Sec. Fac. Bond, Series EMTN, 5.950%, 8/10/2025	365,000
1,200,000		Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	1,201,500
4,000,000		Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	3,720,553
1,000,000	[2,3]	Scenery Journey Ltd., Sr. Unsecd. Note, 11.500%, 10/24/2022	121,250
2,100,000		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	694,050
400,000		Theta Capital Pte ltd., Sr. Unsecd. Note, 6.750%, 10/31/2026	377,600
2,969,000		Theta Capital Pte ltd., Sr. Unsecd. Note, 8.125%, 1/22/2025	2,983,845
3,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	2,534,775
		TOTAL	19,945,308
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Retailers—0.7%
$ 800,000		Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	$ 161,600
1,100,000		Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,081,416
300,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, 144A, 5.750%, 6/8/2026	275,058
1,350,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, REGS, 5.750%, 6/8/2026	1,237,761
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	751,319
1,700,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,666,036
1,300,000		JSM Global S.a r.l., Sr. Unsecd. Note, 144A, 4.750%, 10/20/2030	1,113,534
1,200,000	[2,3]	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	144,000
		TOTAL	6,430,724
		Services—0.1%
500,000		Bukit Makmur Mandiri Utama, 144A, 7.750%, 2/10/2026	467,500
		Steel—0.3%
1,800,000		Periama Holdings LLC, Sr. Unsecd. Note, 5.950%, 4/19/2026	1,773,720
500,000		Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	500,580
		TOTAL	2,274,300
		Technology Services—0.8%
800,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	766,546
1,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	837,306
2,000,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	1,845,405
500,000		Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	505,111
2,000,000		Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	1,991,826
500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	476,884
1,300,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,136,431
		TOTAL	7,559,509
		Telecommunications & Cellular—4.0%
2,750,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 144A, 5.375%, 4/4/2032	2,508,550
500,000		ATP Tow & Telecom, Sec. Fac. Bond, 144A, 4.050%, 4/27/2026	450,900
1,800,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, 144A, 4.950%, 7/17/2030	1,621,800
85,129		Digicel Group 0.5 Ltd., Sr. Unsecd. Note, 144A, 8.000%, 4/1/2025	71,124
700,498		Digicel Group 0.5 Ltd., Term Loan - 1st Lien, 10.000%, 4/1/2024	700,498
750,000		Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	741,382
2,778,042		Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	2,733,093
1,000,000		Digicel International Finance Ltd., Sub., REGS, 8.000%, 12/31/2026	894,380
500,000		Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	449,515
2,000,000		Empresa Nacional de Telecomunicaciones S.A., Sr. Unsecd. Note, REGS, 3.050%, 9/14/2032	1,685,370
2,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	1,983,780
500,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	473,785
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	3,032,700
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	3,032,700
1,000,000		Kenbourne Invest SA, Sr. Unsecd. Note, 144A, 4.700%, 1/22/2028	859,795
3,250,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	3,104,205
458,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 4.500%, 4/27/2031	397,315
585,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	580,613
3,100,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	3,088,443
500,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	493,285
1,000,000	[1]	Network i2i Ltd., Sub., 144A, 3.975%, 3/3/2026	925,175
1,000,000		Sable International Finance Ltd., Sec. Fac. Bond, REGS, 5.750%, 9/7/2027	985,880
900,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	902,934
500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	478,455
2,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	1,961,580
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	$ 952,383
240,000		VTR Comunicaciones SpA, Sec. Fac. Bond, 144A, 5.125%, 1/15/2028	216,251
		TOTAL	35,325,891
		Transportation—0.6%
2,250,000		Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	2,043,101
500,000		Adani Ports and Special, Sr. Unsecd. Note, 144A, 5.000%, 8/2/2041	444,910
1,150,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 4.200%, 1/18/2032	961,854
800,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.250%, 1/10/2028	783,600
1,000,000		Simpar Europe SA, 144A, 5.200%, 1/26/2031	821,265
		TOTAL	5,054,730
		Utility - Diversified—3.6%
499,050		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	519,112
400,000		Adani Green Energy UP Ltd., Sec. Fac. Bond, 144A, 6.250%, 12/10/2024	406,080
400,000		AES Argentina Generacion SA, Sr. Unsecd. Note, REGS, 7.750%, 2/2/2024	341,594
2,000,000	[1]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	1,924,670
192,740		Azure Power Energy Ltd., 144A, 3.575%, 8/19/2026	174,478
450,000		Consorcio Transmantaro S.A., Sr. Unsecd. Note, 144A, 5.200%, 4/11/2038	419,875
3,050,000		Enel Generacion Chile SA, Sr. Unsecd. Note, 4.250%, 4/15/2024	3,031,685
1,100,000		Enfragen Energia Sur Sa, REGS, 5.375%, 12/30/2030	791,659
800,000		Enfragen Energia Sur Sa, Sr. Secd. Note, 144A, 5.375%, 12/30/2030	575,752
1,000,000		Engie Energia Chile SA, Sr. Unsecd. Note, REGS, 3.400%, 1/28/2030	887,780
1,600,000		Fs Luxembourg Sarl, Sec. Fac. Bond, REGS, 10.000%, 12/15/2025	1,639,056
300,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	296,473
1,500,000		Greenko Solar (Mauritius) Ltd., 144A, 5.950%, 7/29/2026	1,470,000
600,000		India Clean Energy Hldg, 144A, 4.500%, 4/18/2027	514,500
800,000		India Green Power Hold, Sec. Fac. Bond, 144A, 4.000%, 2/22/2027	696,640
2,260,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	2,137,112
965,000		JSW Hydro Energy Ltd., Sec. Fac. Bond, 144A, 4.125%, 5/18/2031	841,355
300,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	279,020
2,114,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.875%, 5/24/2026	2,055,844
1,300,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	1,252,823
2,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	1,989,110
500,000		Listrindo Capital BV, Sr. Unsecd. Note, REGS, 4.950%, 9/14/2026	490,877
217,925		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	212,218
1,050,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	886,987
1,750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,566,250
970,000		Pan American Energy LLC, 144A, 9.125%, 4/30/2027	1,074,081
1,555,000		ReNew Power Ltd., Sec. Fac. Bond, REGS, 6.450%, 9/27/2022	1,557,916
1,300,000		Rio Energy SA / UGEN SA/ UENSA SA, 144A, 6.875%, 2/1/2025	1,038,043
1,500,000	[1]	SMC Global Power Holdings Corp., Sr. Unsecd. Note, 7.000%, 10/1/2025	1,457,550
2,000,000		Sociedad De Transmision, Sr. Unsecd. Note, 144A, 4.000%, 1/27/2032	1,867,670
		TOTAL	32,396,210
		TOTAL CORPORATE BONDS (IDENTIFIED COST $406,482,426)	365,768,199
		INVESTMENT COMPANY—0.3%
2,890,798		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[6] (IDENTIFIED COST $2,889,931)	2,889,931
		TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $979,250,444)[7]	877,265,141
		OTHER ASSETS AND LIABILITIES - NET—1.7%[8]	15,029,924
		TOTAL NET ASSETS—100%	$892,295,065
Semi-Annual Shareholder Report

At April 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[3]United States Treasury Long Bond Long Futures	60	$8,441,250	June 2022	$(837,274)
Short Futures:
[3]United States Treasury Notes 10-Year Short Futures	150	$17,873,438	June 2022	$767,829
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(69,445)
At April 30, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/9/2022	Citibank N.A.	130,050,000	JPY	$1,124,273	$(122,060)
6/9/2022	Bank of America N.A.	1,375,933	CAD	$1,073,000	$(2,015)
6/14/2022	BNP Paribas Sa	121,650,000	ARS	$1,000,000	$(13,089)
7/7/2022	Bank of America N.A.	817,680,000	CLP	$996,272	$(49,491)
7/7/2022	Citibank N.A.	825,700,000	CLP	$1,003,305	$(47,238)
7/12/2022	JPMorgan Chase Bank	1,266,580	AUD	$900,000	$(3,989)
7/12/2022	Credit Agricole CIB	1,574,568	GBP	$2,050,977	$(70,591)
Contracts Sold:
5/9/2022	BNP Paribas Sa	130,050,000	JPY	$1,133,756	$131,543
6/9/2022	Citibank N.A.	685,185	CAD	$536,500	$3,173
6/9/2022	Bank of America N.A.	685,990	CAD	$536,500	$2,546
6/15/2022	Bank Of New York	4,000,000	EUR	$4,409,892	$181,784
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$10,573
At April 30, 2022, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 04/30/2022[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	Republic of Philippines	Buy	(1.000)%	06/20/2027	1.10%	$800,000	$3,641	$374	$3,267
Barclays Bank PLC	Republic of Turkey	Sell	1.000%	06/20/2027	6.55%	$14,600,000	$(3,007,441)	$(2,616,658)	$(390,782)
Morgan Stanley	United Mexican States	Sell	1.000%	06/20/2027	1.39%	$1,800,000	$(32,250)	$(8,479)	$(23,772)
TOTAL CREDIT DEFAULT SWAPS							$(3,036,050)	$(2,624,763)	$(411,287)
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2021	$6,324,645
Purchases at Cost	$191,924,381
Proceeds from Sales	$(195,348,680)
Change in Unrealized Appreciation/Depreciation	$(437)
Net Realized Gain/(Loss)	$(9,978)
Value as of 4/30/2022	$2,889,931
Shares Held as of 4/30/2022	2,890,798
Dividend Income	$50,474
Gain Distributions Received	$5,649

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Issuer in default.
3	Non-income-producing security.
4	Zero coupon bond, reflects effective rate at time of purchase.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $970,663,458.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$508,607,011	$—	$508,607,011
Corporate Bonds	—	365,642,199	126,000	365,768,199
Investment Company	2,889,931	—	—	2,889,931
TOTAL SECURITIES	$2,889,931	$874,249,210	$126,000	$877,265,141
Other Financial Instruments:
Assets
Futures Contracts	$767,829	$—	$—	$767,829
Foreign Exchange Contracts	—	319,046	—	319,046
Swap Contracts	—	3,641	—	3,641
Liabilities
Futures Contracts	(837,274)	—	—	(837,274)
Foreign Exchange Contracts	—	(308,473)	—	(308,473)
Swap Contracts	—	(3,039,691)	—	(3,039,691)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(69,445)	$(3,025,477)	$—	$(3,094,922)

The following acronym(s) are used throughout this portfolio:
ARS	—Argentine Peso
AUD	—Australian Dollar
CAD	—Canadian Dollar
CLP	—Chilean Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
JSC	—Joint Stock Company
LLP	—Limited Liability Partnership
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.93	$9.78	$9.97	$9.28	$10.21	$10.24
Income From Investment Operations:
Net investment income (loss)	0.30[1]	0.62	0.58	0.54	0.51[1]	0.56[1]
Net realized and unrealized gain (loss)	(1.28)	0.15	(0.25)	0.68	(0.89)	0.06
TOTAL FROM INVESTMENT OPERATIONS	(0.98)	0.77	0.33	1.22	(0.38)	0.62
Less Distributions:
Distributions from net investment income	(0.30)	(0.62)	(0.52)	(0.53)	(0.54)	(0.57)
Distributions from net realized gain	—	—	—	—	(0.01)	(0.08)
TOTAL DISTRIBUTIONS	(0.30)	(0.62)	(0.52)	(0.53)	(0.55)	(0.65)
Net Asset Value, End of Period	$8.65	$9.93	$9.78	$9.97	$9.28	$10.21
Total Return[2]	(10.08)%	7.82%	3.48%	13.41%	(3.68)%	6.35%
Ratios to Average Net Assets:
Net expenses[3]	0.05%[4]	0.05%	0.05%	0.05%	0.05%	0.06%
Net investment income	6.46%[4]	6.07%	5.90%	5.54%	5.22%	5.54%
Expense waiver/reimbursement[5]	—%	—%	—%	—%	—%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$892,295	$1,150,585	$861,056	$842,908	$786,476	$761,780
Portfolio turnover[7]	21%	54%	104%	87%	109%	67%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $2,889,931 of investments in an affiliated holding* (identified cost $979,250,444)	$877,265,141
Cash denominated in foreign currencies (identified cost $285,481)	266,466
Due from broker (Note 2)	2,814,022
Income receivable	14,885,148
Income receivable from an affiliated holding	501
Swaps, at value (premium paid $374)	3,641
Receivable for investments sold	675,300
Unrealized appreciation on foreign exchange contracts	319,046
Receivable for variation margin on futures contracts	125,037
Receivable for periodic payments from swap contracts	18,678
Total Assets	896,372,980
Liabilities:
Unrealized depreciation on foreign exchange contracts	308,473
Bank overdraft	1,756
Payable for periodic payments to swap contracts	911
Swaps, at value (premium received $2,625,137)	3,039,691
Income distribution payable	598,342
Accrued expenses (Note 5)	128,742
Total Liabilities	4,077,915
Net assets for 103,106,123 shares outstanding	$892,295,065
Net Assets Consist of:
Paid-in capital	$1,028,131,443
Total distributable earnings (loss)	(135,836,378)
Total Net Assets	$892,295,065
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$892,295,065 ÷ 103,106,123 shares outstanding, no par value, unlimited shares authorized	$8.65

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Interest	$33,752,041
Dividends (including $50,474 received from an affiliated holding* and net of foreign taxes withheld of $624)	56,122
TOTAL INCOME	33,808,163
Expenses:
Administrative fee (Note 5)	5,224
Custodian fees	75,605
Transfer agent fees	36,132
Directors’/Trustees’ fees (Note 5)	3,687
Auditing fees	18,000
Legal fees	4,325
Portfolio accounting fees	93,429
Printing and postage	9,069
Miscellaneous (Note 5)	11,725
TOTAL EXPENSES	257,196
Net investment income	33,550,967
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(9,978) on sales of investments in an affiliated holding*)	(33,289,957)
Net realized loss on foreign currency transactions	(120,867)
Net realized gain on foreign exchange contracts	209,315
Net realized gain on futures contracts	2,998,673
Net realized gain on written options	40,644
Net realized loss on swap contracts	(268,073)
Realized gain distribution from affiliated investment company shares*	5,649
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(437) on investments in an affiliated holding*)	(107,195,607)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(17,463)
Net change in unrealized depreciation of foreign exchange contracts	67,101
Net change in unrealized appreciation of futures contracts	(920,050)
Net change in unrealized depreciation of written options	4,962
Net change in unrealized depreciation of swap contracts	(397,043)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(138,882,716)
Change in net assets resulting from operations	$(105,331,749)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,550,967	$69,174,364
Net realized gain (loss)	(30,424,616)	5,025,328
Net change in unrealized appreciation/depreciation	(108,458,100)	(906,873)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(105,331,749)	73,292,819
Distributions to Shareholders	(32,965,986)	(68,386,505)
Share Transactions:
Proceeds from sale of shares	84,848,300	419,817,530
Net asset value of shares issued to shareholders in payment of distributions declared	29,089,516	59,492,876
Cost of shares redeemed	(233,930,298)	(194,687,169)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(119,992,482)	284,623,237
Change in net assets	(258,290,217)	289,529,551
Net Assets:
Beginning of period	1,150,585,282	861,055,731
End of period	$892,295,065	$1,150,585,282
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Prior to June 20, 2016, as a partnership, the Fund was not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund’s income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities, may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage country, security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at April 30, 2022, is $16,400,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $32,592,857. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency and duration risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,771,161 and $33,430,979, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase yield, income and return, and to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $203,822 and $287,574, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Option contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
At April 30, 2022, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased call options held by the Fund throughout the period was $2,513. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $5,619 and $1,485, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(69,445)*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	319,046	Unrealized depreciation on foreign exchange contracts	308,473
Semi-Annual Shareholder Report

Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Swaps, at value	$3,641	Swaps, at fair value	$3,039,691
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$253,242		$3,348,164

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$2,998,673	$—	$—	$—	$2,998,673
Foreign exchange contracts	—	—	209,315	(32,662)	40,644	217,297
Credit contracts	(268,073)	—	—	—	—	(268,073)
TOTAL	$(268,073)	$2,998,673	$209,315	$(32,662)	$40,644	$2,947,897

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(920,050)	$—	$—	$—	$(920,050)
Foreign exchange contracts	—	—	67,101	5,185	4,962	77,248
Credit contracts	(397,043)	—	—	—	—	(397,043)
TOTAL	$(397,043)	$(920,050)	$67,101	$5,185	$4,962	$(1,239,845)

1	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of April 30, 2022, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$319,046	$(18,808)	$—	$300,238
Swap Contracts	3,641	—	—	3,641
TOTAL	$322,687	$(18,808)	$—	$303,879

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$308,473	$(18,808)	$—	$289,665
Swap Contracts	3,039,691	—	—	3,039,691
TOTAL	$3,348,164	$(18,808)	$—	$3,329,356
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2022	Year Ended 10/31/2021
Shares sold	8,838,231	41,067,441
Shares issued to shareholders in payment of distributions declared	3,126,622	5,821,777
Shares redeemed	(24,774,907)	(19,002,659)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(12,810,054)	27,886,559
4. FEDERAL TAX INFORMATION
At April 30, 2022, the cost of investments for federal tax purposes was $970,663,458. The net unrealized depreciation of investments for federal tax purposes was $93,868,476. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,061,315 and net unrealized depreciation from investments for those securities having an excess of cost over value of $107,929,791. The amounts presented are inclusive of derivative contracts.
As of October 31, 2021, the Fund had a capital loss carryforward of $5,597,065 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$4,829,928	$767,137	$5,597,065
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2022, the Sub-Adviser earned a fee of $1,018,008.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of April 30, 2022, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2022, were as follows:
Purchases	$212,214,102
Sales	$332,055,964
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2022, the Fund had no outstanding loans. During the six months ended April 30, 2022, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the
Semi-Annual Shareholder Report

coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual	$1,000	$899.20	$0.24
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.25

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
EMERGING MARKETS CORE FUND (THE “FUND”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Advisers or their affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
The Adviser does not charge an investment advisory fee for its services. However, the Adviser or its affiliates may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s fees and expenses, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as
Semi-Annual Shareholder Report

Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
Semi-Annual Shareholder Report

The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
For the periods ended December 31, 2020, the Fund outperformed its benchmark index for the three-year and five-year periods, and the Fund underperformed its benchmark index the one-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds (excluding the Fund), the Board received information generally covering not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do
Semi-Annual Shareholder Report

so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with no advisory fee, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Emerging Markets Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Emerging Markets Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887
Q453026 (6/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date June 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2022